Trade Receivables - Movement in ECL allowance (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 1,156	$ 519
Change in estimate	780	637
Ending balance	$ 376	$ 1,156